Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	0.758%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,483,729.57

Principal:
Principal Collections	$23,617,668.93
Prepayments in Full	$14,440,055.53
Liquidation Proceeds	$641,785.48
Recoveries	$100,514.69
Sub Total	$38,800,024.63
Collections	$41,283,754.20

Purchase Amounts:
Purchase Amounts Related to Principal	$350,938.06
Purchase Amounts Related to Interest	$1,584.88
Sub Total	$352,522.94

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,636,277.14

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,636,277.14
Servicing Fee	$684,517.24	$684,517.24	$0.00	$0.00	$40,951,759.90
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,951,759.90
Interest - Class A-2a Notes	$17,916.34	$17,916.34	$0.00	$0.00	$40,933,843.56
Interest - Class A-2b Notes	$26,692.39	$26,692.39	$0.00	$0.00	$40,907,151.17
Interest - Class A-3 Notes	$515,200.00	$515,200.00	$0.00	$0.00	$40,391,951.17
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$40,239,185.17
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,239,185.17
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$40,159,034.00
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,159,034.00
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$40,101,119.00
Third Priority Principal Payment	$1,744,952.95	$1,744,952.95	$0.00	$0.00	$38,356,166.05
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$38,285,088.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,285,088.55
Regular Principal Payment	$34,972,564.99	$34,972,564.99	$0.00	$0.00	$3,312,523.56
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,312,523.56
Residual Released to Depositor	$0.00	$3,312,523.56	$0.00	$0.00	$0.00
Total		$41,636,277.14

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,744,952.95
Regular Principal Payment					$34,972,564.99
Total					$36,717,517.94
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$14,447,778.84	$67.20	$17,916.34	$0.08	$14,465,695.18	$67.28
Class A-2b Notes	$22,269,739.10	$67.20	$26,692.39	$0.08	$22,296,431.49	$67.28
Class A-3 Notes	$0.00	$0.00	$515,200.00	$1.07	$515,200.00	$1.07
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$36,717,517.94	$22.79	$921,718.40	$0.57	$37,639,236.34	$23.36

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$26,542,732.07	0.1234546	$12,094,953.23	0.0562556
Class A-2b Notes	$40,912,843.73	0.1234546	$18,643,104.63	0.0562556
Class A-3 Notes	$483,000,000.00	1.0000000	$483,000,000.00	1.0000000
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$772,795,575.80	0.4797172	$736,078,057.86	0.4569246

Pool Information
Weighted Average APR	3.492%	3.480%
Weighted Average Remaining Term	40.81	40.01
Number of Receivables Outstanding	48,316	46,971
Pool Balance	$821,420,683.12	$781,970,359.69
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$776,769,895.64	$739,460,622.85
Pool Factor	0.4920460	0.4684146

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$11,729,555.40
Yield Supplement Overcollateralization Amount	$42,509,736.84
Targeted Overcollateralization Amount	$45,892,301.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,892,301.83

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		148	$399,875.43
(Recoveries)		73	$100,514.69
Net Loss for Current Collection Period			$299,360.74
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4373%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4619%
Second Prior Collection Period			0.6617%
Prior Collection Period			0.3853%
Current Collection Period			0.4481%
Four Month Average (Current and Prior Three Collection Periods)			0.4892%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,872	$6,402,198.80
(Cumulative Recoveries)			$543,297.28
Cumulative Net Loss for All Collection Periods			$5,858,901.52
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3510%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,229.18
Average Net Loss for Receivables that have experienced a Realized Loss			$2,040.01

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.43%	538	$11,203,781.65
61-90 Days Delinquent	0.16%	60	$1,223,969.56
91-120 Days Delinquent	0.03%	12	$269,247.95
Over 120 Days Delinquent	0.09%	31	$700,276.22
Total Delinquent Receivables	1.71%	641	$13,397,275.38

Repossession Inventory:
Repossessed in the Current Collection Period		29	$609,173.75
Total Repossessed Inventory		44	$956,849.83

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2300%
Prior Collection Period			0.2028%
Current Collection Period			0.2193%
Three Month Average			0.2174%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	18

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer